Other Assets	6 Months Ended
Jun. 30, 2022
Other Assets [Abstract]
OTHER ASSETS	NOTE 6 – OTHER ASSETS
	June 30,	December 31,
(in thousands)	2022	2021
Restricted cash	$286	$321
Long-term prepaid expenses	118	164
Right-of-Use assets, net	5,369	5,689
	$5,773	$6,174